Events After the End of the Reporting Period - Additional Information (Detail) - USD ($) $ in Millions	Aug. 05, 2024	Jul. 22, 2024
Agreement to Acquire the Common Stock [member] | Tellurian Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Payments to acquire or redeem entity's shares		$ 900
Gross loan commitments		$ 230
Borrowings, maturity		15 December 2024
Agreement to Acquire Entity [member] | OCI Clean Ammonia Holding B.V. [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%
Cash consideration paid	$ 2,350